Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Revenue Source and Geographical Location (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 45,391	$ 272,049	$ 210,363	$ 585,359	$ 1,510,875	$ 610,323
United States [Member]
Total revenue			210,363	568,946	1,494,462	610,323
Hong Kong [Member]
Total revenue				$ 16,413	$ 16,413